Equity settled share-based payments - Number of restricted shares and the respective weighted-average grant date fair value (Details)	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at the beginning	2,540,420	5,755,788	79,224,019
Number of shares, vested during the year | shares	(2,496,668,000)	(2,114,000)	(71,132,744)
Number of shares, forfeited during the year	(43,752)	(1,101,368)	(2,335,487)
Number of shares, outstanding at the end	0	2,540,420	5,755,788
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, vested during the year (in dollars per share)	0.036	0.036	0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)	0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)	0	0.036	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	7.67	7.67	7.67
Weighted-average grant date fair value, granted during the year (in dollars per share)		7.67	7.67
Weighted-average grant date fair value, vested during the year (in dollars per share)	7.67	7.67	7.67
Weighted-average grant date fair value, forfeited during the year (in dollars per share)	7.67
Weighted-average grant date fair value, outstanding at the end (in dollars per share)	0	7.67	$ 7.67
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)		$ 0.036